Pensions and other post-employment benefits - Asset Ceiling and Other (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) plan	Dec. 31, 2021 EUR (€)
Pensions and Other Post-Employment Benefits
Employer contributions expected to be paid next year	€ 79
Amount transferred in excess of pension assets	€ 117	€ 348
United States.
Pensions and Other Post-Employment Benefits
Total number of pension plans | plan	3
United States Pension benefits
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees	98.00%